Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 66,151,439	$ 85,734,048
Restricted cash	2,483,557
Prepaid expenses and other current assets	8,241,042	3,488,647
Trust bank balances held on behalf of customers	33,173,792	14,167,606
Accounts receivable - margin clients, net of allowance for doubtful accounts of nil and in 2015 and 2016, respectively	7,556,557	4,367,417
Accounts receivable - others, net of allowance for doubtful accounts of $40,592 and $3,371 in 2015 and 2016, respectively	14,410,947	12,007,714
Short - term investments	16,443,831
Deferred tax assets, current	1,369,792	969,464
Total current assets	149,830,957	120,734,896
Property and equipment, net	7,398,133	5,789,534
Acquired intangible assets, net	396,753	1,539,534
Cost method investment	1,542,454	554,392
Equity method investment, net	1,019,009	1,228,269
Rental deposits	1,292,078	1,422,626
Goodwill	108,871	6,699,620
Guarantee fund deposits	6,002,920	6,076,036
Deferred tax assets, non-current	32,651	20,250
Total assets	167,623,826	144,065,157
Current liabilities:
Deferred revenue, current (including deferred revenue, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $5,058,018 and $5,285,623 as of December 31, 2015 and December 31, 2016, respectively)	6,526,040	6,658,689
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $13,035,773 and $26,351,842 as of December 31, 2015 and December 31, 2016, respectively)	29,619,949	15,655,425
Contingent liability (including contingent liability held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and nil as of December 31, 2015 and December 31, 2016, respectively)	3,000,000
Amounts due to customers for the trust bank balances held on their behalf (including amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $565,605 and $3,070,884 as of December 31, 2015 and December 31, 2016, respectively)	33,173,792	14,167,606
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $3,387,125 and $2,151,133 as of December 31, 2015 and December 31, 2016, respectively)	8,745,868	5,493,728
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $1,752,812 and $3,819,194 as of December 31, 2015 and December 31, 2016, respectively)	3,828,239	1,768,347
Deferred tax liabilities, current (including deferred tax liabilities, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $13,067 and $233,784 as of December 31, 2015 and December 31, 2016, respectively)	235,717	15,132
Total current liabilities	85,129,605	43,758,927
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $187,041 and $77,603 as of December 31, 2015 and December 31, 2016, respectively)	609,441	691,922
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $384,883 and $72,077 as of December 31, 2015 and December 31, 2016, respectively)	89,970	384,883
Total liabilities	85,829,016	44,835,732
Commitments and contingencies (Note 23)
China Finance Online Co. Limited shareholder's equity:
Ordinary shares (118,098,018 and 118,098,018 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	56,973,632	56,856,000
Additional paid-in capital	32,176,992	28,145,846
Accumulated other comprehensive income	4,253,643	8,597,295
Retained deficits	(7,239,583)	(5,560,770)
Total China Finance Online Co. Limited shareholders' equity	86,164,684	88,038,371
Noncontrolling interest	(4,369,874)	11,191,054
Total equity	81,794,810	99,229,425
Total liabilities and equity	$ 167,623,826	$ 144,065,157